Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Components of Other Comprehensive Income (Loss) and Related Taxes

Other comprehensive income (loss) components and related taxes were as follows:

	2011	2010

Net unrealized gain on securities available-for-sale	$1,523	$121
Less reclassification adjustment for realized gains included in income	(104)	(139)

Other comprehensive gain (loss), before tax effect	1,419	(18)
Tax (benefit) expense	550	(7)

Other comprehensive income (loss)	$869	$(11)